Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our named executive officers and certain financial performance metrics of the Corporation using a methodology that has been prescribed by the SEC.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$2,065,460	$4,977,711	$1,019,946	$2,015,125	$212.35	$(62,567,000)
2024	$2,220,507	$2,018,529	$1,113,053	$1,028,928	$83.27	$438,000
2023	$2,245,643	$1,943,599	$1,049,786	$949,042	$108.76	$(39,928,000)

(1)
Our PEO for 2023-2025 is J. Brett McBrayer. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Michael G. McAuley (2023-2025) and Samuel C. Lyon (2023-2025).
(2)
The following amounts were deducted from or added to, as applicable, the Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO named executive officers. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2025	2024	2023
SCT Total	$ 2,065,460	$2,220,507	$2,245,643
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$ (701,782)	$(351,202)	$(792,682)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 1,988,277	$492,185	$542,632
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$ 1,603,717	$(289,142)	$(94,212)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ 22,039	$(53,819)	$42,219
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$0	$0
Compensation Actually Paid	$ 4,977,711	$2,018,529	$1,943,599

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2025	2024	2023
Average SCT Total	$ 1,019,946	$1,113,053	$1,049,786
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$ (230,634)	$(113,256)	$(288,892)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 653,429	$158,721	$204,082
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$ 565,147	$(111,575)	$(31,859)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ 7,237	$(18,015)	$15,925
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$0	$0
Average Compensation Actually Paid	$ 2,015,125	$1,028,928	$949,042

Named Executive Officers, Footnote
(1)
Our PEO for 2023-2025 is J. Brett McBrayer. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Michael G. McAuley (2023-2025) and Samuel C. Lyon (2023-2025).

PEO Total Compensation Amount	$ 2,065,460	$ 2,220,507	$ 2,245,643
PEO Actually Paid Compensation Amount	$ 4,977,711	2,018,529	1,943,599
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Fiscal Year	2025	2024	2023
SCT Total	$ 2,065,460	$2,220,507	$2,245,643
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$ (701,782)	$(351,202)	$(792,682)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 1,988,277	$492,185	$542,632
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$ 1,603,717	$(289,142)	$(94,212)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ 22,039	$(53,819)	$42,219
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$0	$0
Compensation Actually Paid	$ 4,977,711	$2,018,529	$1,943,599

Non-PEO NEO Average Total Compensation Amount	$ 1,019,946	1,113,053	1,049,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,015,125	1,028,928	949,042
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2025	2024	2023
Average SCT Total	$ 1,019,946	$1,113,053	$1,049,786
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$ (230,634)	$(113,256)	$(288,892)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 653,429	$158,721	$204,082
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$ 565,147	$(111,575)	$(31,859)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ 7,237	$(18,015)	$15,925
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$0	$0
Average Compensation Actually Paid	$ 2,015,125	$1,028,928	$949,042

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 212.35	83.27	108.76
Net Income (Loss)	$ (62,567,000)	438,000	(39,928,000)
PEO Name	J. Brett McBrayer
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,988,277	492,185	542,632
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,603,717	(289,142)	(94,212)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,039	(53,819)	42,219
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(701,782)	(351,202)	(792,682)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	653,429	158,721	204,082
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	565,147	(111,575)	(31,859)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,237	(18,015)	15,925
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (230,634)	$ (113,256)	$ (288,892)